Supplementary Quarterly Financial Data (Unaudited)	12 Months Ended
Dec. 31, 2015
Quarterly Financial Information Disclosure [Abstract]
Supplementary Quarterly Financial Data (Unaudited)

(11) Supplementary Quarterly Financial Data (Unaudited)

	2014
	First	Second	Third	Fourth	Total
	(In thousands, except per share data)
Total oil and gas sales	$141,909	$155,723	$144,983	$112,616	$555,231
Operating income (loss)	$20,228	$27,729	$263	$(80,291)	$(32,071)
Net income (loss)	$1,165	$1,898	$(1,903)	$(58,271)	$(57,111)

Income (loss) per share:
Basic and diluted	$0.11	$0.19	$(0.22)	$(6.31)	$(6.20)

	2015
	First	Second	Third	Fourth	Total
	(In thousands, except per share data)
Total oil and gas sales	$66,522	$77,312	$61,360	$47,228	$252,422
Operating loss	$(96,928)	$(182,185)	$(596,026)	$(290,515)	$(1,165,654)
Net income (loss)	$(78,502)	$(135,068)	$(544,996)	$(288,543)	$(1,047,109)

Income (loss) per share:
Basic and diluted	$(8.53)	$(14.64)	$(59.05)	$(31.26)	$(113.53)

Basic and diluted per share amounts are the same for each of the quarters and for the years ended where a net loss was reported.

Results of operations include the following non-routine items of income (expense), which are presented before the effect of income taxes:

	2014
	First	Second	Third	Fourth	Total
	(In thousands)
Impairments of unproved oil and gas properties	$—	$—	$—	$(487)	$(487)
Impairments of proved oil and gas properties	$—	$(256)	$(15)	$(59,997)	$(60,268)

	2015
	First	Second	Third	Fourth	Total
	(In thousands)
Gain (loss) on sale of oil and gas properties	$—	$(111,830)	$52	$(307)	$(112,085)
Net gain (loss) on extinguishment of debt	$(2,735)	$7,267	$51,054	$23,155	$78,741
Impairments of unproved oil and gas properties	$(40,432)	$(23,040)	$(5,090)	$(385)	$(68,947)
Impairments of proved oil and gas properties	$(403)	$(1,984)	$(544,714)	$(254,246)	$(801,347)